13F-HR
			Form 13F Holdings Report Initial Filing

		                        UNITED STATES
                    	   SECURITIES AND EXCHANGE COMMISSION
                      	          Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/06

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon Offshore Asset Management LLC
Address: 477 Madison Avenue
         8th Floor
          New York, NY  10022

13F File Number:  028-04695

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aaron Goldberg
Title:     Cheif Financial Officer
Phone:     212-303-9475

Signature, Place, and Date of Signing:

     Aaron Goldberg     New York, NY     February 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     45

Form13F Information Table Value Total:     601102


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Qualcomm Inc April 40 Call  OPTION              747525903     2217  2216760     X    SOLE                  2216760
Advo Inc                    COMMON              007585102    11378 11377693     X    SOLE                 11377693
Allied Defense Group Inc    COMMON              019118108     3111  3111455     X    SOLE                  3111455
Armstrong World Industries  COMMON              04247X102     1586  1585852     X    SOLE                  1585852
Bellsouth                   COMMON              079860102   128648128647635     X    SOLE                128647635
Continental Airlines Cls B  COMMON              210795308     6227  6226523     X    SOLE                  6226523
Clear Channel CommunicationsCOMMON              184502102    52145 52145354     X    SOLE                 52145354
Comcast Corp-CL A           COMMON              20030N101       13    13292     X    SOLE                    13292
Crystal River Capital Inc   COMMON              229393202     5758  5757909     X    SOLE                  5757909
Digital Insight Corp        COMMON              25385P106    14501 14500954     X    SOLE                 14500954
Trump Entertainment Resorts COMMON              89816T103     5733  5733142     X    SOLE                  5733142
Duke Energy Corp            COMMON              26441C105     3886  3885969     X    SOLE                  3885969
Elkcorp                     COMMON              287456107    51170 51170404     X    SOLE                 51170404
Winthrop Realty Trust       COMMON              976391102      685   684514     X    SOLE                   684514
Grubb & Ellis Realty Advisr COMMON              400096103      765   764682     X    SOLE                   764682
WR Grace & Co.              COMMON              38388F108    11501 11501483     X    SOLE                 11501483
Harrah's Entertainment Inc  COMMON              413619107    94899 94899445     X    SOLE                 94899445
Kanbay International Inc    COMMON              48369P207    23283 23283360     X    SOLE                 23283360
Leap Wireless Intl Inc      COMMON              521863308    22731 22730742     X    SOLE                 22730742
Cheniere Energy Inc         COMMON              16411R208     3241  3241206     X    SOLE                  3241206
LSI Logic Corp              COMMON              502161102    27343 27342513     X    SOLE                 27342513
Midwest Air Group Inc       COMMON              597911106     2170  2169843     X    SOLE                  2169843
Portland General Electric   COMMON              736508847       27    27441     X    SOLE                    27441
Ram Energy Resources Inc    COMMON              75130P109      839   838831     X    SOLE                   838831
Redback Networks Inc        COMMON              757209507    44535 44535433     X    SOLE                 44535433
Resource America Inc-CL A   COMMON              761195205     9921  9920909     X    SOLE                  9920909
Rinker Group Ltd-ADR        COMMON              76687M101      811   810609     X    SOLE                   810609
Rotech Medical Corp         COMMON              778901108       71    70515     X    SOLE                    70515
Resource Capital Corp       COMMON              76120W302    13873 13873287     X    SOLE                 13873287
Southern Union Co           COMMON              844030106    10650 10649816     X    SOLE                 10649816
Swift Transportation Co Inc COMMON              870756103    10842 10842259     X    SOLE                 10842259
Telus Corp                  COMMON              87971M202     7591  7591253     X    SOLE                  7591253
Tanox Inc                   COMMON              87588Q109    14768 14767810     X    SOLE                 14767810
General Finance Corp        COMMON              369822200     1685  1684812     X    SOLE                  1684812
General Motors 4.5% 3/06/32 PREFERRED           370442741      594   594484     X    SOLE                   594484
Advo Inc Jan 25 Put         OPTION              007585102       11    10860     X    SOLE                    10860
Bausch & Lomb April 50 Put  OPTION              071707103      892   891590     X    SOLE                   891590
Icos Corp Jan 30 Put        OPTION              449295104        1      635     X    SOLE                      635
NYSE Group  Jan 100 Put     OPTION              62949W103       63    62540     X    SOLE                    62540
NYSE Group March 105 Put    OPTION              62949W103      321   321090     X    SOLE                   321090
NYSE Group March 110 Put    OPTION              62949W103    10154 10153500     X    SOLE                 10153500
NYSE Group March 95 Put     OPTION              62949W103      130   129560     X    SOLE                   129560
NYSE Group March 100 Put    OPTION              62949W103      235   235400     X    SOLE                   235400
Swift Transprtn Jan 25 Put  OPTION              870756103        0      440     X    SOLE                      440
Grubb & Ellis Realty Advisr WARRANT             400096111       97    96665     X    SOLE                    96665